Repurchase Agreements - Non Trading (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Repurchase Agreements - Non Trading

	30 June 2019 £m	31 December 2018 £m
Agreements with banks	9,619	5,865
Agreements with customers	5,152	5,045

	14,771	10,910